SHARE-BASED COMPENSATION - Plans (Details) - shares									1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 07, 2025	Jun. 10, 2025	Apr. 15, 2025	Feb. 12, 2025	Aug. 29, 2024	Jan. 02, 2024	Jul. 17, 2023	Apr. 18, 2022	Jan. 31, 2025	Aug. 29, 2024	Jan. 31, 2024	Jan. 31, 2024	Apr. 30, 2022	Jun. 30, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
SHARE-BASED COMPENSATION
Number of shares granted to non-employees																1,150,000	1,275,000	1,015,000
Issued shares																13,405	31,253
2022 performance incentive plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued pursuant to all awards granted													1,748,667
Initial aggregate amount of ordinary shares that may be issued	23,829			1,310,319	1,212,258		1,152,615			1,212,258
Automatic increase in authorized shares as percent of outstanding on December 31 of the immediately preceding calendar year				4.00%			4.00%			4.00%	4.00%		4.00%	4.00%	4.00%
Increase in authorized shares							995,956		1,273,061			1,165,977
2022 performance incentive plan | Management team, employees, and the independent directors
SHARE-BASED COMPENSATION
Shares granted to the management team, employees, and the independent directors								1,698,667
2022 performance incentive plan | Employee Stock Option
SHARE-BASED COMPENSATION
Number of shares granted to non-employees	250,000	200,000	200,000	700,000	1,275,000	1,275,000	1,015,000
Maximum | Management team, employees, and the independent directors
SHARE-BASED COMPENSATION
Vesting period (in years)								3 years
Expiration period (in years)								10 years
Maximum | 2022 performance incentive plan
SHARE-BASED COMPENSATION
Vesting period (in years)		3 years	3 years				3 years
Expiration period (in years)		10 years	10 years				10 years